Audit Information	12 Months Ended
Mar. 31, 2026
Auditor [Line Items]
Auditor Name	EliteCPA P.C.
Auditor Firm ID	7238
Auditor Location	Piscataway, New Jersey
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Lianhe Sowell International Group Ltd. and its subsidiaries (the “Company”) as of March 31, 2026, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for the year ended March 31, 2026, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026, and the results of its operations and its cash flows for the year ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.